Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.28%
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		2.49%
TD Auto Finance defined benefit pension plan [member]
Disclosure of defined benefit plans [line items]
Settlement gain	$ 12